Business, Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prior Period Adjustments
The impact of the adjustments is shown in the tables below:

	December 31, 2012
Consolidated Balance Sheets	As Previously Reported	As Adjusted
	(In millions)
Assets
Premiums, reinsurance and other receivables	$22,143	$21,927
Deferred policy acquisition costs and value of business acquired	$3,793	$3,746
Other assets	$822	$826
Total assets	$184,796	$184,537
Liabilities
Future policy benefits	$27,585	$27,583
Deferred income tax liability	$1,938	$1,870
Total liabilities	$174,047	$173,977
Stockholders’ Equity
Retained earnings	$1,545	$1,356
Total stockholders’ equity	$10,749	$10,560
Total liabilities and stockholders’ equity	$184,796	$184,537

	December 31,
	2012		2011
Consolidated Statements of Operations	As Previously Reported	As Adjusted	As Previously Reported	As Adjusted
	(In millions)
Revenues
Net derivative gains (losses)	$980	$1,003	$1,119	$1,096
Total revenues	$8,117	$8,140	$8,520	$8,497
Expenses
Policyholder benefits and claims	$2,395	$2,389	$2,660	N/A
Other expenses	$2,575	$2,720	$2,915	$2,981
Total expenses	$6,511	$6,650	$6,764	$6,830
Income (loss) from continuing operations before provision for income tax	$1,606	$1,490	$1,756	$1,667
Provision for income tax expense (benefit)	$391	$372	$523	$493
Income (loss) from continuing operations, net of income tax	$1,215	$1,118	$1,233	$1,174
Net income (loss)	$1,223	$1,126	$1,233	$1,174

	December 31,
	2012		2011
Consolidated Statements of Comprehensive Income (Loss)	As Previously Reported	As Adjusted	As Previously Reported	As Adjusted
	(In millions)
Net income (loss)	$1,223	$1,126	$1,233	$1,174
Comprehensive income (loss)	$1,852	$1,755	$2,787	$2,728

Consolidated Statements of Stockholders’ Equity	As Previously Reported	As Adjusted
	(In millions)
Retained Earnings
Balance at December 31, 2010	$457	$424
Net income (loss)	$1,233	$1,174
Balance at December 31, 2011	$1,173	$1,081
Net income (loss)	$1,223	$1,126
Balance at December 31, 2012	$1,545	$1,356
Total Stockholders’ Equity
Balance at December 31, 2010	$7,479	$7,446
Balance at December 31, 2011	$9,703	$9,611
Balance at December 31, 2012	$10,749	$10,560

	December 31,
	2012		2011
Consolidated Statements of Cash Flows	As Previously Reported	As Adjusted	As Previously Reported	As Adjusted
	(In millions)
Cash flows from operating activities
Net income (loss)	$1,223	$1,126	$1,233	$1,174
(Gains) losses on investments and derivatives and from sales of businesses, net	$(1,020)	$(1,043)	$(1,183)	$(1,160)
Change in premiums, reinsurance and other receivables	$(1,229)	$(1,197)	$(1,288)	$(1,202)
Change in deferred policy acquisition costs and value of business acquired, net	$69	$182	$(187)	$(207)
Change in income tax	$649	$630	$567	$537
Change in other assets	$1,503	$1,499	N/A	N/A
Change in insurance-related liabilities and policy-related balances	$1,865	$1,863	$2,307	$1,958
Other, net	N/A	N/A	$30	$67
Net cash provided by (used in) operating activities	N/A	N/A	$934	$622
Cash flows from investing activities
Purchases of fixed maturity securities	N/A	N/A	$(17,439)	$(17,127)
Net cash provided by (used in) investing activities	N/A	N/A	$(2,364)	$(2,052)